Goodwill - Narrative (Detail)	1 Months Ended	3 Months Ended	6 Months Ended			9 Months Ended	12 Months Ended
	Aug. 31, 2014	Sep. 30, 2014 USD ($)	Mar. 31, 2015 USD ($) Reporting_unit Segment	Sep. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($) Reporting_unit Segment	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)
Goodwill [Line Items]
Number of segments | Segment			1				1
Number of reporting units | Reporting_unit			2				2
Percentage of goodwill from acquisition			25.00%
Changes to goodwill during period			$ 0				$ 0	$ 0
Goodwill		$ 398,921,000	398,921,000	$ 398,921,000		$ 398,921,000	$ 398,921,000	$ 398,921,000
Projected revenue and EBITDA and discounted median market multiples							20.00%	30.00%
Weighted average cost of capital rate							13.00%	13.00%
Hypothetical increase or decrease in the weighted average cost of capital rate						10.00%
Decrease in estimated enterprise value due to hypothetical increase or decrease in weighted average cost of capital rate						8.60%		5.70%
Increase in estimated enterprise value due to hypothetical increase or decrease in weighted average cost of capital rate						10.50%		6.90%
Percentage of debt refinanced	96.00%
Percentage of revenue increase over third quarter annualized revenue							3.10%
Percentage of EBITDA increase from June 2014 annualized levels							15.60%
Funded contract backlog		$ 630,000,000		630,000,000		$ 404,000,000	$ 630,000,000
Percentage increase in backlog		56.00%
Contract revenue			469,648,000	378,346,000	$ 378,346,000		804,809,000	$ 848,972,000	$ 817,204,000
Percentage of enterprise value based on discounted cash flows lower than EBITDA multiples from mergers and acquisitions								26.00%
Goodwill impairment						0
Intersegment Elimination [Member]
Goodwill [Line Items]
Contract revenue							$ 1,100,000	$ 292,000
Minimum [Member]
Goodwill [Line Items]
Goodwill for impairment near-term growth values							(2.30%)	0.00%
Goodwill for impairment longer-term out year forecasts								0.00%
Market multiples for trailing twelve month EBITDA								7.6
Market multiples for trailing twelve month revenue								0.30
Maximum [Member]
Goodwill [Line Items]
Goodwill for impairment near-term growth values								4.00%
Goodwill for impairment longer-term out year forecasts							2.50%	4.00%
Market multiples for trailing twelve month EBITDA								18.2
Market multiples for trailing twelve month revenue								3.01
Median [Member]
Goodwill [Line Items]
Market multiples for trailing twelve month EBITDA								13.4
Market multiples for trailing twelve month revenue								1.36
EISS [Member]
Goodwill [Line Items]
Goodwill		$ 197,000,000	197,000,000	197,000,000		197,000,000	$ 197,000,000	$ 197,000,000
Contract revenue							350,000,000	371,000,000
TEOSS [Member]
Goodwill [Line Items]
Goodwill		201,900,000	$ 201,900,000	201,900,000		$ 201,900,000	201,900,000	201,900,000
Contract revenue							456,000,000	$ 477,000,000
Unsecured Notes [Member]
Goodwill [Line Items]
Debt, current		$ 24,000,000		$ 24,000,000			$ 24,000,000